Form N-1A Supplement	Apr. 30, 2026
Invesco NASDAQ Next Gen 100 ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
INVESCO EXCHANGE-TRADED FUND TRUST II
SUPPLEMENT DATED APRIL 30, 2026, TO THE
PROSPECTUSES DATED DECEMBER 19, 2025, OF:
Invesco NASDAQ Next Gen 100 ETF (QQQJ)
(the “Fund”)
Nasdaq, Inc. (“Nasdaq”), the index provider of the Nasdaq Next Generation 100™ Index, the Fund’s underlying index (the “Underlying Index”), has announced certain changes to the methodology of the Nasdaq-100 Index® (the “Nasdaq-100®”), which take effect on May 1, 2026. Accordingly, on that date, the Fund’s Prospectuses are revised as follows: